Long-term Borrowings, Excluding Current Portion - Principal amount and unamortized discount premium and debt issuance costs (Details) ¥ in Thousands, $ in Thousands	Mar. 04, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Sep. 29, 2021 CNY (¥)	Aug. 08, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Debt Instrument [Line Items]
Principal amount				$ 175,000					¥ 1,195,478	$ 175,000
Unamortized debt discount and issuance costs									¥ (1,833)
Convertible note (the "Original Note") and warrant
Debt Instrument [Line Items]
Principal amount	¥ 1,387,563	$ 217,739	¥ 203,213		¥ 1,141,858	$ 175,000	¥ 1,220,835	$ 175,000		$ 1,000
Unamortized debt discount and issuance costs					(13,854)	(2,123)	(35,586)	(5,101)
Debt instrument convertible carrying amount					¥ 1,128,004	$ 172,877	¥ 1,185,249	$ 169,899